FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis as of June 30, 2014, and 2015 are stated below:

	June 30, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Acquisition-related consideration(ii)	$-	$-	$30,680	$30,680

	June 30, 2015
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Non-conversion compensation feature related to the Convertible Bond(i)	$-	$-	$305	$305
Acquisition-related consideration(ii)	15,081	-	-	15,081
Total liabilities measured at fair value on a recurring basis	$15,081	$-	$305	$15,386

(i)
The non-conversion compensation feature represents the fair value of the non-conversion compensation feature (note 15). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the fair value of the whole Convertible Bond with non-conversion compensation feature but without any mandatory conversion option and the whole Convertible Bond without any mandatory conversion option and the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2015 are shown in the following table.

Fair value measurements as of June 30, 2015 using significant unobservable inputs
(Level 3)
Non-conversion compensation feature related to the Convertible Bond

Balance as of August 30, 2014	$270
Change in fair-value (included within other expenses, net)	35
Balance as of June 30, 2015	$305

(i)
Acquisition-related consideration represents the fair value of Incentive Shares and Premium Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. For the fair value measurement as of June 30, 2014, the referencing share price to determine the amount of Incentive and Premium Shares issuable is based on the average future share price from October 1 to December 31, 2014. This was estimated using a Monte Carlo model simulation. As of June 30, 2015, Bond has achieved the net income performance target and the CAGR performance target. In addition, the referencing share price was determinable as of December 31, 2014 and the remaining input to the fair value of the Incentive and Premium Shares for Bond is the Company’s share price on the date of issuance, which is observable from an active market. Therefore, the fair value measurement of the acquisition-related consideration is transferred from Level 3 to Level 1 on December 31, 2014. As of June 30, 2014 and June 30, 2015, the fair value of the acquisition-related consideration in connection with Bond totaled $30,680 and $15,081, respectively. The changes in fair value of acquisition-related consideration in connection with the Bond acquisition is shown in the following table:

Schedule Of Changes in Fair Value Of Contingent Consideration ,Bond Acquisition [Table Text Block]
The changes in fair value of acquisition-related consideration in connection with the Bond acquisition is shown in the following table:

Fair value measurements as of June 30, 2015 using significant unobservable inputs
(Level 3)
Contingent consideration in connection with Bond acquisition

Balance as at June 30, 2013	$22,691
Change in fair-value (included within other expenses, net)	7,989
Balance as at June 30, 2014	$30,680

Issuance and settlement	(15,231)
Change in fair-value (included within other expenses, net)	(101)
Balance as at December 31, 2014	(15,332)
Transfer out	15,332
Balance as at June 30, 2015	$-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
Assets measured at fair value on a nonrecurring basis as of June 30, 2015 are stated below:

	June 30, 2015
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Goodwill(i)	$-	$-	$23,285	$23,285

Total assets measured at fair value on a non-recurring basis	$-	$-	$23,285	$23,285

(i) The Company’s goodwill of $23,285 is related to the acquisition of Concord and $36,633 is related to the acquisition of Bond (note 3). The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord acquisition. The Company is ultimately responsible for the fair value of the goodwill related to Concord acquisition recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company has adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach. As a result, the Company recorded a goodwill impairment charge of $1,855 (Note 11).